OTHER COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 1,684,453,000	$ 1,409,284,000
Accrued gain or loss on terminated contracts	400,000
NR Satu related claim [Member]
Loss Contingencies [Line Items]
Liabilities Subject to Compromise	3,300,000
Loss Contingency, Receivable	2,500,000
Loss contingency recoverable from related party	$ 800,000